INVESTMENTS IN DEBT AND EQUITY SECURITIES (Shares) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 61,326	$ 73,929	$ 52,060
Equity Securities pledged to creditors	43,775	0
Common stock - Frontline Ltd
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	43,775	60,830
Equity Securities pledged to creditors	43,800	0
Common stock - NorAm Drilling
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	4,326	3,928
Common Stock, ADS
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 13,225	$ 9,171